ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Summary of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities		$ 309	$ 324
Accounts payable		152	117
Interest payable on borrowings		105	122
LP unitholders' distributions, preferred limited partnership unit distributions and preferred dividends payable		33	30
Current portion of lease liabilities		21	0
Other		67	53
Total accounts payable and accrued liabilities	[1]	$ 687	$ 646	$ 500

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).